Note 6 - Stock-based Compensation - Stock Compensation Activity (Details) - USD ($)	9 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022
Outstanding, shares (in shares)	12,329	15,562
Outstanding, weighted average exercise price (in dollars per share)	$ 416.00	$ 464.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	5 years 8 months 19 days	1 year 4 months 9 days	1 year 9 months 29 days	1 year 5 months 15 days
Outstanding, aggregate intrinsic value	$ 0	$ 16,900	$ 140,151	$ 16,900
Awarded, shares (in shares)	3,063	829
Awarded, weighted average exercise price (in dollars per share)	$ 64.00	$ 48.00
Forfeited/Cancelled, shares (in shares)	(2,388)	(4,062)
Forfeited/Cancelled, weighted average exercise price (in dollars per share)	$ 560.00	$ 560.00
Outstanding, shares (in shares)	13,004	12,329	15,562	12,329
Outstanding, weighted average exercise price (in dollars per share)	$ 312.00	$ 416.00	$ 464.00	$ 416.00
Vested, shares (in shares)	9,927	10,316
Vested, weighted average exercise price (in dollars per share)	$ 384.00	$ 464.00
Vested, weighted average remaining contractual term (Year)	4 years 10 months 6 days	1 year 6 months 7 days
Vested, aggregate intrinsic value	$ 0	$ 0
Vested and expected to vest, shares (in shares)	13,041	12,329		12,329
Vested and expected to vest weighted average exercise price (in dollars per share)	$ 312.00	$ 416.00		$ 416.00
Vested and expected to vest, weighted average remaining contractual term (Year)	5 years 8 months 19 days	1 year 5 months 15 days
Vested and expected to vest, aggregate intrinsic value	$ 0	$ 16,900		$ 16,900